Eaton Vance

Municipal Income Trust

August 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds — 3.7%

Security	Principal Amount (000’s omitted)	Value
Hospital — 2.4%
Boston Medical Center Corp., 4.581%, 7/1/47	$835	$984,185
CommonSpirit Health, 3.347%, 10/1/29	1,930	2,097,667
Montefiore Obligated Group, 4.287%, 9/1/50	6,945	7,424,750
Tower Health, 4.451%, 2/1/50	3,285	2,961,165

		$13,467,767

Insured-Hospital — 0.5%
Toledo Hospital, 5.75%, 11/15/38	$2,410	$2,904,442

		$2,904,442

Other — 0.8%
Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$3,470	$4,647,926

		$4,647,926

Total Corporate Bonds — 3.7% (identified cost $18,819,328)		$21,020,135

Tax-Exempt Municipal Obligations — 139.2%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 2.0%
Delaware Valley Regional Finance Authority, PA, 5.75%, 7/1/32	$1,000	$1,452,390
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	375	488,718
Texas Water Development Board, 4.00%, 10/15/37(2)	8,125	9,692,312

		$11,633,420

Cogeneration — 0.0%(3)
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 12/31/23(4)	$630	$157,552

		$157,552

Education — 10.0%
Arizona Industrial Development Authority, (Doral Academy of Nevada), 5.00%, 7/15/49(1)	$1,115	$1,268,870
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/50(1)	430	463,703
Build NYC Resource Corp., NY, (New World Preparatory Charter School), 4.00%, 6/15/51(1)	100	109,936
California State University, 5.00%, 11/1/41(2)	13,000	15,513,550
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.):
5.375%, 6/15/38(1)	350	399,753
5.375%, 6/15/48(1)	655	737,419
Capital Trust Agency, FL, (Liza Jackson Preparatory School, Inc.), 5.00%, 8/1/55	325	390,692
District of Columbia, (District of Columbia International School):
5.00%, 7/1/39	425	519,886
5.00%, 7/1/49	390	468,718
District of Columbia, (KIPP DC):
4.00%, 7/1/39	240	275,832

Security	Principal Amount (000’s omitted)	Value
4.00%, 7/1/44	$230	$261,121
4.00%, 7/1/49	335	377,595
District of Columbia, (Rocketship DC Obligated Group), 5.00%, 6/1/56(1)	2,165	2,455,478
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 5.00%, 6/1/48(1)	250	296,590
Massachusetts Development Finance Agency, (Boston College), 5.00%, 7/1/42(2)	950	1,151,020
Massachusetts Development Finance Agency, (Boston University), 6.00%, 5/15/59	5,580	7,569,549
Massachusetts Development Finance Agency, (Northeastern University), 5.00%, 3/1/33	770	856,640
Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/37	1,000	1,174,960
Massachusetts Development Finance Agency, (Williams College), 5.00%, 7/1/46(2)	3,000	3,591,000
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/35	1,640	2,352,186
New Jersey Educational Facilities Authority, (Princeton University):
5.00%, 7/1/29(2)	2,825	3,539,443
5.00%, 7/1/31(2)	1,875	2,340,881
Pennsylvania State University, 5.00%, 9/1/42(2)	3,250	3,986,222
Public Finance Authority, WI, (Roseman University of Health Sciences):
5.00%, 4/1/40(1)	755	913,550
5.00%, 4/1/50(1)	380	453,272
5.50%, 4/1/32	165	169,412
5.75%, 4/1/42	415	425,836
Swarthmore Borough Authority, PA, (Swarthmore College), 5.00%, 9/15/46(2)	2,525	3,155,972
University of Michigan, 5.00%, 4/1/48(2)	1,500	1,867,335

		$57,086,421

Electric Utilities — 3.1%
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 3.20%, 7/1/39	$3,040	$3,338,862
Los Angeles Department of Water and Power, CA, Power System Revenue, 4.00%, 7/1/46(2)	9,000	10,021,770
Michigan Public Power Agency, 5.00%, 1/1/43	775	785,106
New York Power Authority, 4.00%, 11/15/60	3,000	3,497,730

		$17,643,468

Escrowed/Prerefunded — 3.7%
Apollo Career Center Joint Vocational School District, OH, Prerefunded to 12/1/21, 5.25%, 12/1/33	$335	$339,271
California Health Facilities Financing Authority, (Sutter Health Obligation Group), Prerefunded to 8/15/23, 5.00%, 8/15/52(2)	10,000	10,932,900
Detroit, MI, Sewage Disposal System, Prerefunded to 7/1/22, 5.25%, 7/1/39	1,860	1,939,496
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), Prerefunded to 7/1/24, 5.00%, 7/1/39	175	198,324
Lancaster Industrial Development Authority, PA, (Garden Spot Village), Prerefunded to 5/1/23, 5.375%, 5/1/28	100	108,609
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AMT), Prerefunded to 7/1/22, 5.00%, 7/1/44	1,250	1,299,762
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), Prerefunded to 6/1/22, 5.00%, 6/1/32	250	258,953

Security	Principal Amount (000’s omitted)	Value
New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), Prerefunded to 7/1/23, 5.25%, 7/1/31	$205	$223,944
Savannah Economic Development Authority, GA, (Marshes Skidaway), Prerefunded to 1/1/24, 7.125%, 1/1/38	4,960	5,737,976
Walled Lake Consolidated School District, MI, Prerefunded to 11/1/23, 5.00%, 5/1/34	365	402,807

		$21,442,042

General Obligations — 19.1%
Allegheny County, PA, 5.00%, 11/1/43(2)	$2,875	$3,579,087
Boston, MA, 5.00%, 5/1/38(2)	3,000	3,806,850
Chicago Board of Education, IL, 5.00%, 12/1/42	8,160	8,524,834
Chicago, IL:
5.00%, 1/1/44	1,000	1,211,170
5.75%, 1/1/33	1,500	1,852,755
Cleveland, OH, 5.00%, 12/1/43(2)	2,775	3,392,882
Detroit, MI:
5.50%, 4/1/33	470	602,484
5.50%, 4/1/34	330	421,641
5.50%, 4/1/37	465	589,029
5.50%, 4/1/39	645	813,145
Forest Hills Local School District, OH, 5.00%, 12/1/46(2)	2,775	3,132,503
Illinois:
5.00%, 11/1/23	1,000	1,099,460
5.00%, 5/1/33	5,000	5,511,850
5.00%, 5/1/35	1,415	1,559,061
5.00%, 12/1/42	3,020	3,563,962
5.50%, 5/1/39	290	373,752
5.75%, 5/1/45	295	380,901
Jackson Public Schools, MI, 5.00%, 5/1/48(2)	2,850	3,442,486
Leander Independent School District, TX, (PSF Guaranteed), Prerefunded to 8/15/24, 0.00%, 8/15/39	17,900	8,658,946
Massachusetts, 5.00%, 9/1/38(2)	14,500	18,330,465
Ohio, 5.00%, 2/1/37(2)	2,775	3,269,949
Pennsylvania, 5.00%, 3/1/32(2)	2,250	2,828,948
Peters Township School District, PA, 5.00%, 9/1/40(2)	2,750	3,419,103
Shoreline School District No. 412, WA, 4.00%, 6/1/38(2)	7,200	8,594,496
State College Area School District, PA, 5.00%, 5/15/44(2)	3,100	3,812,566
Township High School District No. 203, IL, 2.00%, 12/15/34	2,480	2,560,352
Trenton Public Schools, MI, 5.00%, 5/1/42(2)	2,850	3,490,822
Upper Arlington City School District, OH, 5.00%, 12/1/48(2)	2,775	3,339,574
Will County, IL, Prerefunded to 11/15/25, 5.00%, 11/15/45(2)	5,625	6,712,650
Winchester, MA, 5.00%, 4/15/36	245	245,951

		$109,121,674

Hospital — 15.8%
Allen County, OH, (Mercy Health), 4.00%, 8/1/47(2)	$1,000	$1,141,300
Berks County Industrial Development Authority, PA, (Tower Health), 5.00%, 11/1/50	2,345	2,602,528
California Health Facilities Financing Authority, (City of Hope), 4.00%, 11/15/45(2)	6,800	7,942,196

Security	Principal Amount (000’s omitted)	Value
Camden County Improvement Authority, NJ, (Cooper Health System), 5.75%, 2/15/42	$1,985	$2,113,251
Chattanooga Health, Educational and Housing Facility Board, TN, (CommonSpirit Health), 4.00%, 8/1/44	1,185	1,364,634
Chester County Health and Education Facilities Authority, PA, (Main Line Health System), 4.00%, 9/1/50	2,125	2,493,921
Doylestown Hospital Authority, PA, (Doylestown Health), 4.00%, 7/1/45	310	344,531
Franklin County, OH, (Trinity Health Credit Group), 5.00%, 12/1/47(2)	2,800	3,431,372
Hamilton County, OH, (Cincinnati Children’s Hospital Medical Center), 5.00%, 5/15/34	250	280,845
Hamilton County, OH, (UC Health), 4.00%, 9/15/50	1,665	1,912,103
Maryland Health and Higher Educational Facilities Authority, (Frederick Health System), 4.00%, 7/1/45	250	291,408
Massachusetts Development Finance Agency, (Atrius Health):
4.00%, 6/1/49	735	830,895
5.00%, 6/1/39	610	753,246
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/46(2)	10,000	11,363,300
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/47(2)	3,550	4,240,049
Michigan Finance Authority, (Henry Ford Health System), 4.00%, 11/15/50	2,460	2,834,486
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/42(2)	2,850	3,509,974
Montana Facility Finance Authority, (Bozeman Deaconess Health Services Obligated Group), 3.00%, 6/1/50	1,500	1,604,400
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	100	100,393
New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), Prerefunded to 7/1/23, 5.25%, 7/1/31	45	48,985
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/39(2)	3,425	4,110,514
New York Dormitory Authority, (Catholic Health System Obligated Group), 4.00%, 7/1/45	1,595	1,809,161
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/36(1)	800	963,000
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.):
5.00%, 1/15/27	565	599,318
5.00%, 1/15/29	165	175,139
Oklahoma Development Finance Authority, (OU Medicine):
5.00%, 8/15/38	425	515,942
5.25%, 8/15/43	4,770	5,863,475
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 4.00%, 8/15/42(2)	5,250	5,985,787
Southeastern Ohio Port Authority, OH, (Memorial Health System Obligated Group):
5.00%, 12/1/43	875	928,847
5.50%, 12/1/43	750	813,728
Tampa, FL, (BayCare Health System), 4.00%, 11/15/46(2)	10,000	11,225,100
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Scott & White Health), 5.00%, 11/15/45(2)	6,200	7,289,898
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), Prerefunded to 6/1/23, 5.375%, 6/1/38	1,000	1,090,390

		$90,574,116

Housing — 0.4%
CSCDA Community Improvement Authority, CA, Essential Housing Revenue, 3.00%, 12/1/56(1)	$525	$536,634
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 5.00%, 7/1/50	725	894,070

Security	Principal Amount (000’s omitted)	Value
Ohio Housing Finance Agency, (GNMA, FNMA, FHLMC), 3.80%, 9/1/38	$515	$545,447
Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	180	180,003

		$2,156,154

Industrial Development Revenue — 6.4%
Cleveland, OH, (Continental Airlines), (AMT), 5.375%, 9/15/27	$555	$557,137
George L. Smith II Georgia World Congress Center Authority, 4.00%, 1/1/54	1,000	1,141,050
Houston, TX, (United Airlines, Inc.), (AMT), 4.00%, 7/15/41	3,560	3,880,756
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(1)	1,075	1,238,507
National Finance Authority, NH, (Covanta):
4.625%, 11/1/42(1)	1,580	1,664,672
(AMT), 4.875%, 11/1/42(1)	1,740	1,841,703
New Jersey Economic Development Authority, (Continental Airlines):
(AMT), 5.125%, 9/15/23	25	26,271
(AMT), 5.25%, 9/15/29	4,815	5,060,180
(AMT), 5.50%, 6/1/33	750	815,002
(AMT), 5.625%, 11/15/30	2,720	3,036,826
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 4.375%, 10/1/45	6,845	8,132,887
(AMT), 5.00%, 10/1/40	3,295	4,140,036
Pennsylvania Economic Development Financing Authority, (Procter & Gamble Paper Products Co.), (AMT), 5.375%, 3/1/31	1,000	1,351,360
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(1)	1,525	1,746,460
Tuscaloosa County Industrial Development Authority, AL, (Hunt Refining Co.):
4.50%, 5/1/32(1)	720	787,206
5.25%, 5/1/44(1)	690	812,613
Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(1)	300	358,788

		$36,591,454

Insured-Education — 0.6%
Massachusetts College Building Authority, (AGC), 5.50%, 5/1/39	$1,000	$1,501,910
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(2)	1,365	1,927,148

		$3,429,058

Insured-Electric Utilities — 1.6%
Cleveland, OH, Public Power System Revenue:
(NPFG), 0.00%, 11/15/27	$710	$659,874
(NPFG), 0.00%, 11/15/38	2,000	1,316,660
Ohio Municipal Electric Generation Agency:
(NPFG), 0.00%, 2/15/25	815	792,465
(NPFG), 0.00%, 2/15/26	3,000	2,872,560
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	1,515	1,646,714
(NPFG), 5.25%, 7/1/32	250	272,515
(NPFG), 5.25%, 7/1/34	1,445	1,574,140

		$9,134,928

Security	Principal Amount (000’s omitted)	Value
Insured-Escrowed/Prerefunded — 0.5%
Bay City Brownfield Redevelopment Authority, MI, (BAM), Prerefunded to 10/1/23, 5.375%, 10/1/38	$500	$553,690
Cleveland, OH, Airport System Revenue, (AGM), Prerefunded to 1/1/22, 5.00%, 1/1/30	600	609,732
Livonia Public Schools, MI, (AGM), Prerefunded to 5/1/23, 5.00%, 5/1/43	910	983,473
Westland Tax Increment Finance Authority, MI, (BAM), Prerefunded to 4/1/23, 5.25%, 4/1/34	500	539,990

		$2,686,885

Insured-General Obligations — 0.7%
Canal Winchester Local School District, OH, (NPFG), 0.00%, 12/1/30	$2,455	$2,133,493
Detroit School District, MI, (AGM), 5.25%, 5/1/32	300	406,170
Massachusetts, (AMBAC), 5.50%, 8/1/30	1,000	1,390,130

		$3,929,793

Insured-Hospital — 0.1%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$290,268

		$290,268

Insured-Housing — 0.1%
California Municipal Finance Authority, (CHF-Davis II, LLC - Orchard Park Student Housing), Green Bonds:
(BAM), 3.00%, 5/15/51	$150	$159,749
(BAM), 4.00%, 5/15/46	150	177,418

		$337,167

Insured-Lease Revenue/Certificates of Participation — 0.3%
Kentucky State University, (BAM), 4.00%, 11/1/46	$440	$510,668
New Jersey Economic Development Authority, (School Facilities Construction), (NPFG), 5.50%, 9/1/28	1,000	1,314,870

		$1,825,538

Insured-Other Revenue — 1.1%
Harris County-Houston Sports Authority, TX, (AGM) (NPFG), 0.00%, 11/15/34	$4,210	$2,604,854
Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	590	917,137
New York City Industrial Development Agency, NY, (Yankee Stadium):
(AGM), 3.00%, 3/1/36	780	861,666
(AGM), 3.00%, 3/1/49	1,690	1,803,872

		$6,187,529

Insured-Special Tax Revenue — 3.8%
Garden State Preservation Trust, NJ, (AGM), 0.00%, 11/1/25	$5,250	$5,040,000
Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	1,000	1,310,210
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/37	20,700	12,583,323
New Jersey Economic Development Authority, (Motor Vehicle Surcharges):
(AGC), 0.00%, 7/1/26	760	727,366
(AGC), 0.00%, 7/1/27	2,020	1,899,507

		$21,560,406

Security	Principal Amount (000’s omitted)	Value
Insured-Transportation — 4.9%
Alameda Corridor Transportation Authority, CA, (NPFG), 0.00%, 10/1/33	$12,425	$10,074,066
Chicago, IL, (O’Hare International Airport), (AGM), 5.50%, 1/1/43	935	997,037
New Jersey Economic Development Authority, (The Goethals Bridge Replacement):
(AGM), (AMT), 5.00%, 1/1/31	850	946,500
(AGM), (AMT), 5.125%, 1/1/39	1,500	1,668,315
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/28	2,400	2,163,168
New York Thruway Authority, (AGM), 3.00%, 1/1/46	2,555	2,726,773
Ohio Turnpike Commission:
(NPFG), 5.50%, 2/15/24	1,000	1,078,120
(NPFG), 5.50%, 2/15/26	1,000	1,194,520
Pennsylvania Turnpike Commission, (AGM), 6.375%, 12/1/38	2,500	3,313,325
Philadelphia Parking Authority, PA, (AMBAC), 5.25%, 2/15/29	1,005	1,009,231
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	2,610	2,998,133

		$28,169,188

Insured-Water and Sewer — 6.1%
DeKalb County, GA, Water and Sewerage Revenue, (AGM), 5.00%, 10/1/35(2)	$17,985	$21,745,484
Jefferson County, AL, Sewer Revenue:
(AGM), 0.00%, 10/1/34	6,000	2,999,820
(AGM), 0.00%, 10/1/35	6,680	3,127,108
(AGM), 0.00%, 10/1/36	7,000	3,068,240
(AGM), 5.00%, 10/1/44	3,750	4,160,888

		$35,101,540

Lease Revenue/Certificates of Participation — 0.7%
Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	$535	$537,413
Michigan State Building Authority, 5.00%, 10/15/51(2)	2,850	3,343,392

		$3,880,805

Other Revenue — 1.5%
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(5)	$1,925	$346,500
Kalispel Tribe of Indians, WA, Series A, 5.25%, 1/1/38(1)	485	582,635
Mercer County Improvement Authority, NJ, 4.00%, 3/15/40	700	823,445
Metropolitan Pier and Exposition Authority, IL, (McCormick Place), 4.00%, 6/15/52(6)	4,000	4,549,120
Military Installation Development Authority, UT, 4.00%, 6/1/52(6)	500	519,075
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(1)	890	1,066,087
Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	735	736,338

		$8,623,200

Senior Living/Life Care — 7.2%
California Public Finance Authority, (Enso Village), Green Bonds:
3.125%, 5/15/29(1)	$230	$234,395
5.00%, 11/15/56(1)	225	260,843
Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.25%, 11/15/50	215	239,473
District of Columbia, (Ingleside at Rock Creek), 5.00%, 7/1/32	265	289,165
Florida Development Finance Corp., (Mayflower Retirement Community), 4.00%, 6/1/41	1,040	1,192,599
Franklin County, OH, (Friendship Village of Dublin), 5.00%, 11/15/44	650	715,501
Iowa Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/55	1,055	1,235,120

Security	Principal Amount (000’s omitted)	Value
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/32	$725	$838,064
Lee County Industrial Development Authority, FL, (Shell Point/Alliance Obligated Group), 5.00%, 11/15/44	1,750	2,074,713
Massachusetts Development Finance Agency, (Linden Ponds, Inc.):
5.00%, 11/15/33(1)	775	878,447
5.00%, 11/15/38(1)	545	612,100
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/57(1)	310	338,049
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.00%, 1/1/38	3,715	4,059,455
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.40%, 10/1/44	1,480	1,606,451
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza), 4.00%, 12/1/51(6)	2,460	2,766,516
National Finance Authority, NH, (The Vista):
5.25%, 7/1/39(1)	780	829,101
5.625%, 7/1/46(1)	465	496,653
5.75%, 7/1/54(1)	1,270	1,358,252
New Hope Cultural Education Facilities Finance Corp., TX, (Westminster):
4.00%, 11/1/49	530	604,900
4.00%, 11/1/55	750	851,745
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey):
4.50%, 7/1/38	700	727,174
5.00%, 7/1/29	215	233,337
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group):
5.00%, 7/1/32	200	230,220
5.00%, 7/1/33	125	143,700
5.00%, 7/1/34	130	149,253
5.00%, 7/1/39	425	484,776
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/53	1,255	1,474,060
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton):
7.25%, 6/1/39	740	783,564
7.50%, 6/1/49	3,650	3,867,905
Public Finance Authority, WI, (Penick Village), 5.00%, 9/1/39(1)	775	851,942
South Carolina Jobs-Economic Development Authority, (Kiawah Life Plan Village, Inc.), 8.75%, 7/1/25	145	146,757
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.625%, 11/15/41	2,665	3,183,396
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/44	4,250	4,689,323
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe):
6.00%, 12/1/32	335	337,730
6.25%, 12/1/42	985	992,614
Warren County, OH, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	275	297,622
Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/39(1)	750	861,075

		$40,935,990

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 17.1%
Cleveland, OH, Income Tax Revenue:
5.00%, 10/1/39(2)	$550	$682,418
5.00%, 10/1/43(2)	2,200	2,709,344
Franklin County, OH, Sales Tax Revenue:
5.00%, 6/1/38(2)	1,400	1,743,658
5.00%, 6/1/43(2)	1,400	1,726,872
Maryland Economic Development Corp., (Port Covington), 4.00%, 9/1/50	275	313,033
Massachusetts School Building Authority, Sales Tax Revenue, 5.00%, 11/15/46(2)	4,100	4,969,856
Massachusetts, (Rail Enhancement and Accelerated Bridge Programs), 5.00%, 6/1/47(2)	3,000	3,697,440
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(5)	90	0
5.35%, 5/1/38(5)	35	0
5.75%, 5/1/38	130	131,322
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 11/1/38	3,090	3,678,985
4.00%, 8/1/39(2)	6,500	7,251,985
5.00%, 8/1/39(2)	12,400	13,993,772
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/34(2)	10,000	11,543,900
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/43(2)	14,100	17,442,969
New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/45(2)	5,600	6,405,392
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue, 5.25%, 12/1/44(2)	3,250	4,175,112
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/24	132	127,516
0.00%, 7/1/27	251	231,706
0.00%, 7/1/29	246	216,347
0.00%, 7/1/31	316	256,241
0.00%, 7/1/33	357	269,153
0.00%, 7/1/46	3,403	1,137,044
0.00%, 7/1/51	2,773	673,867
4.329%, 7/1/40	1,347	1,531,243
4.50%, 7/1/34	238	263,499
4.536%, 7/1/53	36	40,716
4.784%, 7/1/58	538	615,682
Southern Hills Plantation I Community Development District, FL:
Series A1, 5.80%, 5/1/35	223	222,507
Series A2, 5.80%, 5/1/35	165	134,958
Sterling Hill Community Development District, FL, 6.20%, 5/1/35	552	331,064
Texas Transportation Commission, Prerefunded to 4/1/24, 5.00%, 4/1/33(2)	10,000	11,248,600

		$97,766,201

Student Loan — 0.1%
New Jersey Higher Education Student Assistance Authority, (AMT), 4.75%, 12/1/43	$740	$764,390

		$764,390

Transportation — 20.6%
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	$1,000	$1,106,610
Delaware River and Bay Authority of Delaware and New Jersey, 4.00%, 1/1/44(2)	4,275	4,970,542
Delaware River Joint Toll Bridge Commission of Pennsylvania and New Jersey:
5.00%, 7/1/37(2)	1,825	2,223,762
5.00%, 7/1/47(2)	6,525	7,816,363

Security	Principal Amount (000’s omitted)	Value
Florida Development Finance Corp., (Brightline Florida Passenger Rail), Green Bonds, (AMT), 7.375%, 1/1/49(1)	$4,380	$4,815,898
Hawaii, Airports System Revenue, (AMT), 5.00%, 7/1/43(2)	8,850	10,875,853
Illinois Toll Highway Authority, 4.00%, 1/1/44(2)	8,000	9,340,080
Metropolitan Transportation Authority, NY, Green Bonds, 5.25%, 11/15/55	3,000	3,726,270
Metropolitan Washington Airports Authority, D.C.:
(AMT), 4.00%, 10/1/37	295	359,189
(AMT), 4.00%, 10/1/38	370	449,247
(AMT), 4.00%, 10/1/39	445	537,809
(AMT), 4.00%, 10/1/41	295	353,062
(AMT), 4.00%, 10/1/51	1,625	1,905,702
New Jersey Economic Development Authority, (Port Newark Container Terminal, LLC), (AMT), 5.00%, 10/1/47	750	870,278
New Jersey Economic Development Authority, (Transit Transportation Project):
4.00%, 11/1/38	750	873,563
4.00%, 11/1/39	750	870,720
5.00%, 11/1/44	11,000	13,671,790
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.00%, 6/15/44	2,060	2,537,611
New Jersey Turnpike Authority, 4.00%, 1/1/51	1,500	1,765,275
New York Liberty Development Corp., (1 World Trade Center Port Authority Construction), 5.00%, 12/15/41(2)	7,880	7,980,628
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment):
(AMT), 5.00%, 7/1/41	1,255	1,405,575
(AMT), 5.00%, 7/1/46	1,230	1,376,665
(AMT), 5.25%, 1/1/50	1,055	1,186,675
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	3,860	4,039,799
Port Authority of New York and New Jersey:
5.00%, 10/15/42(2)	6,250	7,560,312
(AMT), 4.00%, 9/1/33(2)	7,200	7,910,280
(AMT), 4.50%, 4/1/37(2)	8,500	8,692,355
Port of New Orleans, LA, (AMT), 5.00%, 4/1/40	2,115	2,625,244
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project):
4.00%, 12/31/37	160	188,222
4.00%, 12/31/38	295	346,209
4.00%, 12/31/39	155	181,454
5.00%, 12/31/35	205	260,942
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Segment 3C), (AMT), 5.00%, 6/30/58	2,720	3,306,269
Texas Transportation Commission, 0.00%, 8/1/37	725	418,325
Texas Transportation Commission, (Central Texas Turnpike System):
0.00%, 8/1/39	750	387,953
5.00%, 8/15/42	640	718,323

		$117,654,854

Water and Sewer — 11.7%
Atlanta, GA, Water and Wastewater Revenue:
5.00%, 11/1/40(2)	$10,000	$11,590,100
5.00%, 11/1/43(2)	6,250	7,725,750
5.00%, 11/1/47(2)	14,100	17,351,460

Security	Principal Amount (000’s omitted)	Value
Dallas, TX, Waterworks and Sewer System Revenue, 4.00%, 10/1/43(2)	$9,550	$11,327,446
Grand Rapids, MI, Sanitary Sewer System Revenue, 5.00%, 1/1/48(2)	2,500	3,010,075
Massachusetts Water Resources Authority, Green Bonds, 5.00%, 8/1/40(2)	3,000	3,613,170
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/34	4,130	4,652,569
Port Huron, MI, Water Supply System, 5.25%, 10/1/31	250	250,997
Sussex County Municipal Utilities Authority, NJ, 0.00%, 12/1/36	1,250	831,900
Texas Water Development Board, 4.00%, 10/15/47(2)	5,500	6,375,050

		$66,728,517

Total Tax-Exempt Municipal Obligations — 139.2% (identified cost $709,221,764)		$795,412,558

Taxable Municipal Obligations — 5.2%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.0%(3)
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(4)	$234	$58,404

		$58,404

Escrowed/Prerefunded — 0.5%
Chicago, IL, Prerefunded to 1/1/25, 7.75%, 1/1/42	$2,394	$2,956,614

		$2,956,614

General Obligations — 2.2%
Atlantic City, NJ, 7.50%, 3/1/40	$6,880	$9,676,032
Chicago, IL, 7.75%, 1/1/42	2,424	2,775,601

		$12,451,633

Hospital — 1.2%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$6,000	$6,849,540

		$6,849,540

Insured-Housing — 0.5%
Onondaga Civic Development Corp., NY, (Upstate Properties Development, Inc.), (BAM), 3.158%, 12/1/41	$2,745	$2,878,105

		$2,878,105

Insured-Transportation — 0.3%
Alameda Corridor Transportation Authority, CA:
(AMBAC), 0.00%, 10/1/32	$1,285	$939,040
(AMBAC), 0.00%, 10/1/33	1,000	701,220

		$1,640,260

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 0.3%
American Samoa Economic Development Authority:
2.47%, 9/1/24(1)	$525	$529,006
3.72%, 9/1/27(1)	1,370	1,391,262

		$1,920,268

Student Loan — 0.0%(3)
Massachusetts Educational Financing Authority, 4.70%, 1/1/30	$210	$234,305

		$234,305

Transportation — 0.2%
New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28(7)	$750	$902,288

		$902,288

Total Taxable Municipal Obligations — 5.2% (identified cost $24,741,728)		$29,891,417

Total Investments — 148.1% (identified cost $752,782,820)		$846,324,110

Other Assets, Less Liabilities — (48.1)%		$(274,929,077)

Net Assets — 100.0%		$571,395,033

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At August 31, 2021, the concentration of the Trust’s investments in the various states, determined as a percentage of total investments, is as follows:

New York	16.0%
Others, representing less than 10% individually	84.0%

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At August 31, 2021, 13.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.6% to 6.7% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2021, the aggregate value of these securities is $36,801,825 or 6.4% of the Fund’s net assets.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(3)	Amount is less than 0.05%.
(4)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(5)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed bankruptcy.
(6)	When-issued security.
(7)

Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

FHLMC	-	Federal Home Loan Mortgage Corp.

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

NPFG	-	National Public Finance Guarantee Corp.

PSF	-	Permanent School Fund

The Trust did not have any open derivative instruments at August 31, 2021.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2021, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$21,020,135	$—	$21,020,135
Tax-Exempt Municipal Obligations	—	795,412,558	—	795,412,558
Taxable Municipal Obligations	—	29,891,417	—	29,891,417
Total Investments	$—	$846,324,110	$—	$846,324,110

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.